Goodwill - Impairment testing (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 26, 2018	Jul. 25, 2017	Sep. 30, 2014
Impairment Testing
Length of cash flow projections used in assumptions and calculations of impairment	5 years	5 years
Stock market capitalization	€ 13,978	€ 15,379
Kiro Grifols S.L (formerly Kiro Robotics S.L)
Impairment Testing
Ownership interest acquired (as a percent)				40.00%	50.00%
Goetech, LLC. ("MedKeeper")
Impairment Testing
Ownership interest acquired (as a percent)			51.00%
Bioscience
Impairment Testing
Perpetual growth rate	2.00%	2.00%
Pre-tax discount rate	8.90%	9.50%
Diagnostic
Impairment Testing
Perpetual growth rate	2.00%	2.00%
Pre-tax discount rate	9.40%	10.60%
Hospital
Impairment Testing
Perpetual growth rate	1.50%	1.40%
Pre-tax discount rate	13.10%	13.30%